Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other payables
Schedule of groups trade and other payables
	06.30.2026	06.30.2025
Customers´ advances (*)	81,721	85,798
Trade payables	49,674	32,157
Accrued invoices	19,655	18,996
Admission fees (*)	62,491	60,545
Other income to be accrued	629	755
Guarantee deposits	1,120	859
Total trade payables	215,290	199,110
Taxes payable	12,994	14,338
Other payables	27,665	29,391
Total other payables	40,659	43,729
Total trade and other payables	255,949	242,839
Non-current	78,112	81,389
Current	177,837	161,450
Total	255,949	242,839